Note 1 - Summary of Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Number of States in which Entity Operates	8
Equity Method Investment, Other than Temporary Impairment		$ 6,300
Equity Method Investments	$ 0
Advertising Expense	$ 2,200	$ 2,200	$ 1,800
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Top Ten Customers [Member]
Concentration Risk, Percentage	55.00%	53.00%
Other Assets [Member]
Debt Issuance Costs, Net	$ 600
Current and Non-Current Portion of Long Term Debt [Member]
Debt Issuance Costs, Net	$ 600
Seneca Food Plants [Member]
Number of Real Estate Properties	26